SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of reconciliation of Class A ordinary shares subject to possible redemption reflected in the condensed balance sheet (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Add:
Class A ordinary shares subject to possible redemption		$ 128,286,000	$ 68,646,000
HEALTHCOR CATALIO ACQUISITION CORP
Add:
Class A ordinary shares subject to possible redemption	$ 207,000,000
Class A Ordinary Shares | HEALTHCOR CATALIO ACQUISITION CORP
Temporary Equity [Line Items]
Gross Proceeds	207,000,000
Less:
Class A ordinary shares issuance costs	(11,928,908)
Add:
Remeasurement adjustment of carrying value to redemption value	11,928,908
Class A ordinary shares subject to possible redemption	$ 207,000,000